EXHIBIT 99.1

Sequoia Mortgage Trust 2018-CH4

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
Sequoia Mortgage Trust 2018-CH4 [No CIK or SEC File Number because this was a private transaction.]		Axos Bank	4	$3,505,320.36	0.97%	1	$1,105,039.14	0.30%	0	$0.00	0.00%

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn[1]			Demand Rejected
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
0	-	-	0	-	-	1	$1,105,039.14	0.30%	0	-	-

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1The pool asset subject to the reported Demand was reinstated (i.e., brought current) in April 2020 and is, as of the date of this filing, current.  The filer has notified the related Demand Entity of the payment status of such pool asset and of filer’s determination to toll (i.e., not pursue) its demand that the Demand Entity repurchase such pool asset.  In the event that the pool asset again becomes delinquent, the filer will reinstate the Demand and resume reporting  the Demand on Form ABS-15G.